Amortization, depreciation and impairment	12 Months Ended
Sep. 30, 2021
Analysis of income and expense [abstract]
Amortization, depreciation and impairment	Amortization, depreciation and impairment

	Year ended September 30
	2021	2020
	$	$
Depreciation of PP&E (Note 6)	144,423	156,590
Depreciation of right-of-use assets (Note 7)	160,240	168,239
Impairment of right-of-use assets (Note 7)	956	3,269
Amortization of contract costs related to transition costs	61,369	55,905
Impairment of contract costs related to transition costs	4,592	4,047
Amortization of intangible assets (Note 9)	129,861	157,378
Impairment of intangible assets (Note 9)	4,121	10,633
Included in costs of services, selling and administrative (Note 23)	505,562	556,061
Amortization of contract costs related to incentives (presented as a reduction of revenue)	2,611	2,535
Amortization of deferred financing fees (presented in finance costs)	875	890
Amortization of premiums and discounts on investments related to funds held for clients (presented net as a (increase) reduction of revenue)	(102)	79
Impairment of PP&E (presented in restructuring costs) (Note 6 and 13)	—	1,035
Impairment of right-of-use assets (presented in restructuring costs) (Note 7 and 13)	—	5,092
Impairment of PP&E (presented in integration costs) (Note 6)	1,113	—
Impairment of right-of-use assets (presented in integration costs) (Note 7)	511	—
	510,570	565,692